Statement of Changes in Stockholders' Equity (Parenthetical) - $ / shares	Dec. 31, 2014	Oct. 31, 2014
Common shares, par value	$ 0.0001
Issued shares per share value	0.001
Initial Shares [Member]
Initial shares, par value	0.001
Issued shares per share value		$ 0.001
Common Stock [Member]
Common shares, par value	0.001
Issued shares per share value	$ 0.05